Share Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Preferred Shares (Parenthetical) (Detail) - Class 1, Series 25 Preferred Shares [Member]
$ / shares in Millions, $ in Millions
Feb. 20, 2018 CAD ($) $ / shares
Disclosure of classes of share capital [Line Items]
Non-cumlative share issued | $ / shares	$ 25
Proceeds from issuance of preferred stock, Gross | $	$ 250